UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	  Arbor Capital Management, LLC
Address:  One Financial Plaza
	  120 S. Sixth St., Ste. 1000
	  Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	1/1/2005
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	1,226,423

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS C COM              00757T101    20662   523614 SH       SOLE                   422211            101403
ADVISORY BOARD CO              COM              00762W107    10503   284800 SH       SOLE                   227000             57800
AMERICAN HEALTHWAYS INC        COM              02649V104    22233   672900 SH       SOLE                   542100            130800
AMERICAN PHARMACEUTICALS       COM              02886P109    15431   412476 SH       SOLE                   332301             80175
ANGIODYNAMICS INC              COM              03475V101    15711   709300 SH       SOLE                   571300            138000
ARTHROCARE CORP                COM              043136100    23324   727500 SH       SOLE                   585600            141900
AUDIBLE, INC                   COM              05069A302     5322   204300 SH       SOLE                   165100             39200
BJ's RESTAURANTS, INC.         COM              09180c106     9073   648100 SH       SOLE                   522200            125900
BLACKBOARD INC                 COM              091935502    12095   816700 SH       SOLE                   658000            158700
BLUE NILE INC                  COM              09578R103    19212   695600 SH       SOLE                   560400            135200
BONE CARE INTERNATIONAL INC    COM              098072101    29649  1064600 SH       SOLE                   857700            206900
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107    18916   292100 SH       SOLE                   235328             56772
C H ROBINSON WORLDWIDE INC     COM              12541W100    18805   338700 SH       SOLE                   272800             65900
CALLWAVE INC                   COM              13126N101     8531   552500 SH       SOLE                   445200            107300
CHARLES RIVER ASSOCIATES INC   COM              159852102    16650   356000 SH       SOLE                   285300             70700
COGNIZANT TECHNLGY SLTNS CORP  COM              192446102    32145   759400 SH       SOLE                   611700            147700
COLOR KINETICS INC             COM              19624P100     7890   448800 SH       SOLE                   362100             86700
CONNETICS CORP                 COM              208192104    16104   663000 SH       SOLE                   534100            128900
CORPORATE EXECUTIVE BRD CO     COM              21988R102    25210   376600 SH       SOLE                   303315             73285
COSTAR GROUP INC               COM              22160N109     8548   185100 SH       SOLE                   150300             34800
DICK'S SPORTING GOODS INC      COM              253393102    17051   485100 SH       SOLE                   390700             94400
EDUCATION MGMT CORP COM        COM              28139T101    15805   478800 SH       SOLE                   385800             93000
ENCORE CAP GROUP INC           COM              292554102    28282  1189300 SH       SOLE                   958100            231200
EPICOR SOFTWARE CORP           COM              29426L108    17697  1256000 SH       SOLE                  1011700            244300
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    12682   800101 SH       SOLE                   644201            155900
F5 NETWORKS INC                COM              315616102    19478   399800 SH       SOLE                   322200             77600
FACTSET RESH SYS INC           COM              303075105    28513   487900 SH       SOLE                   393120             94780
FORMFACTOR INC                 COM              346375108    25463   938200 SH       SOLE                   754700            183500
GREENFIELD ONLINE              COM              395150105    27070  1231000 SH       SOLE                   991700            239300
GUITAR CENTER INC              COM              402040109    24401   463100 SH       SOLE                   373000             90100
INVESTORS FINL SVCS CORP DEL   COM              461915100    11071   221500 SH       SOLE                   178420             43080
IPAYMENT INC COM               COM              46262E105    25953   524098 SH       SOLE                   422200            101898
JOS A BANK CLOTHIERS           COM              480838101    17289   610925 SH       SOLE                   492200            118725
KFORCE INC                     COM              493732101     9482   854200 SH       SOLE                   688100            166100
KNIGHT TRANSPORT INC           COM              499064103    16657   671663 SH       SOLE                   540463            131200
LASERSCOPE                     COM              518081104    39512  1100300 SH       SOLE                   886500            213800
LIFE TIME FITNESS INC.         COM              53217R207     7839   302900 SH       SOLE                   243800             59100
LIFECELL CORPORATION           COM              531927101    23011  2251600 SH       SOLE                  1815500            436100
LIGAND PHARMACEUTICALS - CL B  COM              53220K207     6078   522200 SH       SOLE                   420600            101600
MATRIA HEALTHCARE INC          COM              576817209     6279   160700 SH       SOLE                   129500             31200
MERGE TECHNOLOGIES INC.        COM              589981109    16908   759900 SH       SOLE                   611700            148200
MICREL INC                     COM              594793101     6724   610200 SH       SOLE                   491700            118500
MTC TECHNOLOGIES INC.          COM              55377A106    17312   515700 SH       SOLE                   416100             99600
O REILLY AUTOMOTIVE INC        COM              686091109    22282   494600 SH       SOLE                   398800             95800
OPEN SOLUTIONS INC             COM              68371P102    40329  1553500 SH       SOLE                  1251400            302100
P F CHANGS CHINA BISTRO INC    COM              69333Y108    18528   328800 SH       SOLE                   264994             63806
PALOMAR MED TECHNOLOGIES INC   COM              697529303    21891   839700 SH       SOLE                   676300            163400
PARKERVISION INC               COM              701354102     9451  1062000 SH       SOLE                   852500            209500
PORTFOLIO RECOVERY ASSOC       COM              73640Q105    13557   328900 SH       SOLE                   265100             63800
PROVIDE COMMERCE INC           COM              74373W103    22925   617100 SH       SOLE                   497200            119900
PROVIDENCE SVC CORP            COM              743815102    16273   776000 SH       SOLE                   625200            150800
RAE SYSTEMS INC                COM              75061P102    11470  1571300 SH       SOLE                  1265800            305500
RED ROBIN GOURMET BURGERS      COM              75689M101    22404   419000 SH       SOLE                   337600             81400
RESMED INC                     COM              761152107    19694   385400 SH       SOLE                   310600             74800
SAFENET INC                    COM              78645R107    26662   725700 SH       SOLE                   584400            141300
SALIX PHARMACEUTICALS LTD      COM              795435106    13156   747950 SH       SOLE                   600450            147500
SHUFFLE MASTER INC             COM              825549108    18831   399800 SH       SOLE                   344200             55600
SRA INTL INC CL A              COM              78464R105    27494   428255 SH       SOLE                   344955             83300
STAMPS.COM INC                 COM              852857200    12880   813100 SH       SOLE                   654900            158200
STRATASYS INC                  COM              862685104     4363   130000 SH       SOLE                   105300             24700
SYMMETRICOM INC.               COM              871543104    13977  1439400 SH       SOLE                  1159800            279600
THOMAS NELSON INC.             COM              640376109    14855   657300 SH       SOLE                   529400            127900
TRANSACT TECHNOLOGIES INC      COM              892918103    16691   781400 SH       SOLE                   629400            152000
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    18972  1496200 SH       SOLE                  1202900            293300
VERINT SYS INC                 COM              92343X100    29812   820601 SH       SOLE                   661701            158900
WEBSIDESTORY                   COM              947685103     9809   789100 SH       SOLE                   636400            152700
WITNESS SYSTEMS INC            COM              977424100    26895  1540400 SH       SOLE                  1247700            292700
WRIGHT MEDICAL GROUP INC.      COM              98235T107    16653   584300 SH       SOLE                   467900            116400